STOCKHOLDERS' EQUITY (Details) (USD $)	12 Months Ended		28 Months Ended		1 Months Ended															0 Months Ended			1 Months Ended	6 Months Ended				0 Months Ended		1 Months Ended		2 Months Ended				1 Months Ended			0 Months Ended	1 Months Ended				3 Months Ended	2 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Jun. 30, 2014	Aug. 31, 2013 Exchange Of Related Party Debt Transaction Mr. Honig	Feb. 23, 2012 Warrant to purchase common stock	Jun. 30, 2014 Preferred Stock	Dec. 31, 2013 Preferred Stock	Jun. 30, 2014 Preferred Stock - Series A	Dec. 31, 2013 Preferred Stock - Series A	Dec. 31, 2012 Preferred Stock - Series A	Dec. 31, 2011 Preferred Stock - Series A	Jun. 30, 2014 Preferred Stock - Series B	Dec. 31, 2013 Preferred Stock - Series B	Dec. 31, 2012 Preferred Stock - Series B	Dec. 31, 2011 Preferred Stock - Series B	Jun. 30, 2014 Preferred Stock - Series C	Dec. 31, 2013 Preferred Stock - Series C	Dec. 31, 2012 Preferred Stock - Series C	Mar. 30, 2012 Preferred Stock - Series D	Feb. 23, 2012 Preferred Stock - Series D	Feb. 21, 2012 Preferred Stock - Series D	Jun. 30, 2012 Preferred Stock - Series D	Jun. 30, 2014 Preferred Stock - Series D	Dec. 31, 2013 Preferred Stock - Series D	Dec. 31, 2012 Preferred Stock - Series D	Apr. 11, 2012 Preferred Stock - Series D	Feb. 23, 2012 Preferred Stock - Series D Warrant to purchase common stock	Aug. 05, 2013 Convertible Series E Preferred Stock	Apr. 30, 2014 Convertible Series E Preferred Stock	Aug. 31, 2013 Convertible Series E Preferred Stock	Mar. 31, 2014 Convertible Series E Preferred Stock	Jun. 30, 2014 Convertible Series E Preferred Stock	Dec. 31, 2013 Convertible Series E Preferred Stock	Dec. 31, 2012 Convertible Series E Preferred Stock	Aug. 31, 2013 Convertible Series E Preferred Stock Exchange Of Related Party Debt Transaction Mr. Honig	Aug. 31, 2013 Convertible Series E Preferred Stock Warrant to purchase common stock	Aug. 31, 2013 Convertible Series E Preferred Stock Warrant to purchase common stock Senior secured convertible promissory note Exchange Of Related Party Debt Transaction	Jun. 19, 2012 Common Stock	Jun. 30, 2012 Common Stock	Apr. 30, 2012 Common Stock	Mar. 31, 2012 Common Stock	Dec. 31, 2011 Common Stock	Dec. 31, 2011 Common Stock	Feb. 29, 2012 Common Stock Warrant to purchase common stock
Statement
Stock authorized, shares	50,000,000	50,000,000	50,000,000	50,000,000			50,000,000	50,000,000	2,250,000	2,250,000	2,250,000		8,000,000	8,000,000	8,000,000		3,284,396	3,284,396	3,284,396			1,000,000		7,500,000	7,500,000	7,500,000	7,500,000		15,151				15,151	15,151	15,151
Par value of preferred stock authorized (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001					$ 0.0001	$ 0.0001	$ 0.0001							$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, Issued (in shares)									0	0	0	7,500,000	0	0	0	7,500,000	0	0	0					0	0	0							9,606	11,185	0
Preferred stock, Outstanding (in shares)									0	0	0		0	0	0		0	0	0					0	0	0							9,606	11,185	0
Dividend rate (as a percent)																						9.00%		9.00%
Number of common shares issued upon conversion																													3,000	3,000		3,000
Conversion price per share of common stock (in dollars per share)																				$ 0.35		$ 0.40	$ 0.32						$ 0.33	$ 0.33		$ 0.33
Preferred stock redemption amount as percentage of purchase price																						110.00%							110.00%
Amount that preferred stockholder is entitled to receive as percentage of purchase price upon liquidation, dissolution or winding up of the entity																													110.00%
Cash payment that preferred stockholders are entitled to receive as percentage of purchase price upon a change of control																													10.00%
Stock issued (in shares)																					1,000,000										10,533								12,500,000		4,385,716
Number of shares of common stock to be acquired																																					12,639,600	782,400
Net proceeds from private placement	$ 10,227,079	$ 1,000,000	$ 14,511,475																		$ 1,000,000										$ 10,200,000
Term of warrants																																					3 years								2 years
Percentage of the number of share of common stock issuable upon conversion used to calculate warrant rights																																					40.00%								50.00%
Exercise price (in dollars per share)						$ 0.40																															$ 0.40								$ 0.60
Expected life																												5 years									3 years
Purchase price of each share of Series E Preferred Stock with associated warrant (in dollars per share)																															$ 990
Amount owed by the Company under a Credit Facility Agreement to related party					$ 645,480
Number of shares issued in exchange for outstanding principal and accrued interest to related party																																				652
Number of share of preferred stock converted in common shares																				400,000			6,086,968							50		1,529
Aggregate number of common shares issued upon conversion																														150,000		4,587,000								19,021,775		1,153,143	750,000	7,500,000